Balance Sheet Detail - Summary Of Accrued Expenses And Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of Accrued Expenses and Other Current Liabilitis [Line Items]
Accrued expenses	$ 70,006	$ 18,768
Accrued Expenses and Other Current Liabilities [Member]
Summary of Accrued Expenses and Other Current Liabilitis [Line Items]
Accrued expenses	16,074	3,412
Accrued compensation	51,401	13,938
Other	2,531	1,418
Total accrued expenses and other current liabilities	$ 70,006	$ 18,768